ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other payables consist of the following:

	December 31,
	2014	2013
	US$	US$
Accrued salaries and social welfare	110,093	254,447
Accrued expenses	191,759	191,780
Other payables, non-trade vendors	186,453	41,511
Others	21,392	6,836
	509,697	494,574